LOSS ON DEBT REFINANCING (Details) $ in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Jan. 15, 2023	Jul. 15, 2022	Jul. 31, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Jun. 03, 2021 CAD ($)	Jun. 03, 2021 USD ($)
Long-term debt
Interest rate (as a percent)		5.00%			6.625%	6.625%
Redeemed for cash consideration	107.934%	104.002%
Loss on debt refinancing				$ 80.9
Gain on debt refinancing recognized in other comprehensive income				1.0
Senior Notes
Long-term debt
Principal amount					$ 500.0
Repayments of borrowings and hedging contracts unwound			$ 1,377.9
Videotron
Long-term debt
Principal amount						$ 800.0
Parent Company
Long-term debt
Loss on debt refinancing				$ 40.9